INCOME AND MINING TAXES - Components of net deferred income tax assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 133,608
Mining Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,439
Net operating loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	107,489
Reclamation provisions and other labilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 16,680